SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Debt Issuance Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Amortization of deferred financing costs	$ 0	$ 1,187,817